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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21713

Madison Strategic Sector Premium Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Lisa R. Lange
Chief Legal Officer & Chief Compliance Officer
Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of
44 U.S.C. s 3507.

Madison Funds | September 30, 2016

Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
Item 1. Schedule of Investments. COMMON STOCKS - 79.6%
Consumer Discretionary - 16.0%
CarMax Inc. * (A)	28,700	$1,531,145
CBS Corp., Class B (A)	37,500	2,052,750
Discovery Communications Inc., Class C *	53,800	1,415,478
Dollar General Corp. (A)	23,200	1,623,768
Johnson Controls International PLC (A)	23,817	1,108,205
Nordstrom Inc. (A)	28,400	1,473,392
Starbucks Corp. (A)	26,500	1,434,710
TJX Cos. Inc./The (A)	14,400	1,076,832
		11,716,280

Consumer Staples - 5.7%
CVS Health Corp. (A)	17,500	1,557,325
Diageo PLC, ADR (A)	13,500	1,566,540
JM Smucker Co./The (A)	7,900	1,070,766
		4,194,631

Energy - 10.9%
Apache Corp. (A)	28,100	1,794,747
Baker Hughes Inc. (A)	32,000	1,615,040
EOG Resources Inc. (A)	15,900	1,537,689
Occidental Petroleum Corp. (A)	21,700	1,582,364
Schlumberger Ltd. (A)	18,400	1,446,976
		7,976,816
Financials - 8.7%
PNC Financial Services Group Inc./The (A)	18,100	1,630,629
Progressive Corp./The (A)	34,500	1,086,750
State Street Corp. (A)	13,400	933,042
T. Rowe Price Group Inc. (A)	25,900	1,722,350
Wells Fargo & Co.	23,200	1,027,296
		6,400,067
Health Care - 16.6%
Agilent Technologies Inc. (A)	24,400	1,148,996
Allergan PLC * (A)	7,200	1,658,232
Biogen Inc. * (A)	5,500	1,721,665
Celgene Corp. * (A)	10,200	1,066,206
Cerner Corp. * (A)	29,400	1,815,450
Express Scripts Holding Co. * (A)	24,700	1,742,091
Gilead Sciences Inc. (A)	19,200	1,519,104
McKesson Corp. (A)	8,800	1,467,400
		12,139,144
Industrials - 5.6%
PACCAR Inc. (A)	27,600	1,622,328
United Technologies Corp. (A)	13,500	1,371,600
W.W. Grainger Inc. (A)	4,900	1,101,716
		4,095,644

See accompanying Notes to Portfolios of Investments.

Madison Funds | September 30, 2016

Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

Information Technology - 13.8%
Apple Inc. (A)		21,400	2,419,270
Intel Corp. (A)		31,800	1,200,450
Microsoft Corp. (A)		26,100	1,503,360
Nuance Communications Inc. *		4,500	65,250
Oracle Corp. (A)		42,700	1,677,256
PayPal Holdings Inc. * (A)		37,000	1,515,890
QUALCOMM Inc. (A)		25,500	1,746,750
			10,128,226
Telecommunication Service - 2.3%
T-Mobile U.S. Inc. * (A)		36,600	1,709,952
Total Common Stocks ( Cost $61,370,797 )			58,360,760
INVESTMENT COMPANIES - 4.8%
SPDR S&P 500 ETF Trust (A)		9,400	2,033,220
Vanguard Total Stock Market ETF (A)		13,400	1,491,822
Total Investment Companies ( Cost $3,534,752 )			3,525,042
SHORT-TERM INVESTMENTS - 12.4%
State Street Institutional U.S. Government Money Market Fund, 0.27%, Premier Class		9,062,148	9,062,148
Total Short-Term Investments ( Cost $9,062,148 )			9,062,148
		Par Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.4%
U.S. Treasury Bill (B) (C), 0.416%, 10/27/16		$4,000,000	3,998,817
Total U.S. Government and Agency Obligations ( Cost $3,998,817 )			3,998,817
TOTAL INVESTMENTS - 102.2% ( Cost $77,966,514 )			74,946,767
NET OTHER ASSETS AND LIABILITIES - 0.0%			18,224
TOTAL CALL & PUT OPTIONS WRITTEN - (2.2%)			(1,609,028)
TOTAL NET ASSETS - 100.0%			$73,355,963

*	Non-income producing.
(A)			All or a portion of these securities' positions represent covers (directly or through conversion rights) for outstanding options written.
(B)			Rate noted represents annualized yield at time of purchase.
(C)			All or a portion of these securities are segregated as collateral for put options written. As of September 30, 2016, the total amount segregated was $3,998,817.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | September 30, 2016

Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

Call Options Written	Contracts (100 Shares Per Contract)	Expiration Date	Strike Price	Value (Note 1)
Agilent Technologies Inc.	61	October 2016	$45.00	$14,609
Agilent Technologies Inc.	74	November 2016	47.50	10,804
Agilent Technologies Inc.	109	November 2016	50.00	5,777
Allergan PLC	40	October 2016	240.00	8,400
Allergan PLC	32	October 2016	245.00	3,520
Apache Corp.	121	October 2016	55.00	109,203
Apache Corp.	77	October 2016	57.50	51,783
Apache Corp.	83	January 2017	60.00	59,345
Apple Inc.	125	October 2016	110.00	48,438
Apple Inc.	89	November 2016	110.00	49,840
Baker Hughes Inc.	160	October 2016	50.00	27,120
Baker Hughes Inc.	96	October 2016	52.50	5,856
Baker Hughes Inc.	64	October 2016	55.00	1,248
Biogen Inc.	47	October 2016	315.00	40,655
Biogen Inc.	8	October 2016	330.00	2,920
CarMax Inc.	100	October 2016	55.00	6,750
CarMax Inc.	23	October 2016	57.50	402
CarMax Inc.	164	October 2016	60.00	820
CBS Corp., Class B	314	October 2016	52.50	87,920
CBS Corp., Class B	61	December 2016	52.50	23,028
Celgene Corp.	102	October 2016	115.00	2,091
Cerner Corp.	189	October 2016	62.50	14,647
Cerner Corp.	66	October 2016	65.00	990
Cerner Corp.	39	January 2017	67.50	4,290
CVS Health Corp.	175	January 2017	95.00	19,687
Diageo PLC	65	October 2016	110.00	41,925
Diageo PLC	70	October 2016	115.00	16,450
Dollar General Corp.	120	January 2017	75.00	22,200
Dollar General Corp.	27	January 2017	77.50	3,307
EOG Resources Inc.	72	October 2016	87.50	69,660
EOG Resources Inc.	87	October 2016	95.00	30,885
Express Scripts Holding Co.	197	January 2017	72.50	49,546
Express Scripts Holding Co.	50	January 2017	75.00	7,600
Gilead Sciences Inc.	192	October 2016	85.00	3,744
Intel Corp.	159	October 2016	36.00	33,152
Intel Corp.	159	October 2016	37.00	21,624
JM Smucker Co./The	79	October 2016	140.00	3,950
Johnson Controls International PLC	120	January 2017	46.00	32,880
McKesson Corp.	45	October 2016	170.00	8,550
Microsoft Corp.	261	October 2016	57.50	38,367
Nordstrom Inc.	284	October 2016	55.00	12,496
Occidental Petroleum Corp.	110	November 2016	80.00	4,345
Occidental Petroleum Corp.	107	January 2017	77.50	17,655
Oracle Corp.	210	October 2016	41.00	735
Oracle Corp.	217	January 2017	40.00	25,715
PACCAR Inc.	68	November 2016	55.00	32,300

See accompanying Notes to Portfolios of Investments.

Madison Funds | September 30, 2016

Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

PACCAR Inc.	208	November 2016	60.00	30,680
PayPal Holdings Inc.	147	October 2016	38.00	48,510
PayPal Holdings Inc.	223	January 2017	42.00	43,151
PNC Financial Services Group Inc./The	40	October 2016	87.50	13,000
PNC Financial Services Group Inc./The	141	October 2016	90.00	22,560
Progressive Corp./The	180	October 2016	33.00	1,800
QUALCOMM Inc.	255	January 2017	65.00	140,888
Schlumberger Ltd.	91	October 2016	82.50	3,321
Schlumberger Ltd.	93	January 2017	80.00	27,993
SPDR S&P 500 ETF Trust	94	October 2016	218.00	13,066
Starbucks Corp.	133	October 2016	57.50	731
Starbucks Corp.	132	January 2017	57.50	11,880
State Street Corp.	70	November 2016	72.50	9,450
State Street Corp.	64	January 2017	72.50	15,264
T-Mobile U.S. Inc.	121	October 2016	46.00	19,420
T-Mobile U.S. Inc.	245	October 2016	47.00	25,725
T. Rowe Price Group Inc.	65	October 2016	70.00	487
T. Rowe Price Group Inc.	130	January 2017	70.00	15,275
TJX Cos. Inc./The	144	January 2017	80.00	16,560
United Technologies Corp.	135	January 2017	105.00	28,958
Vanguard Total Stock Market ETF	134	October 2016	112.00	10,050
W.W. Grainger Inc.	49	October 2016	230.00	12,495
Total Call Options Written ( Premiums received $1,500,876 )				$1,588,493

Put Options Written	Contracts (100 Shares Per Contract)	Expiration Date	Strike Price	Value (Note 1)
Gilead Sciences Inc.	83	October 2016	$80.00	$16,641
Nordstrom Inc.	118	October 2016	47.50	3,894
Total Put Options Written ( Premiums received $35,621 )				$20,535
Total Options Written, at Value ( Premiums received $1,536,497 )				$1,609,028

See accompanying Notes to Portfolios of Investments.

Madison Funds | September 30, 2016

Madison Strategic Sector Premium Fund Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: Madison Strategic Sector Premium Fund (the "Fund") values securities traded on a national securities exchange are valued at their closing sale price, except for securities traded on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"), which are valued at the NASDAQ official closing price ("NOCP"), and options, which are valued at the mean between the best bid and best ask price across all option exchanges. Debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Debt securities having longer maturities, are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services approved by the Fund. Mutual funds are valued at their Net Asset Value ("NAV"). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

At times, the Fund maintains cash balances at financial institutions in excess of federally insured limits. The Fund monitors this credit risk and has not experienced any losses related to this risk.

2. Fair Value Measurements: The Fund has adopted Financial Accounting Standards Board ("FASB") applicable guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments

•
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value for the period ended September 30, 2016, maximized the use of observable inputs and minimized the use of unobservable inputs.

There were no transfers between classification levels during the period ended September 30, 2016. As of and during the period ended September 30, 2016, the Fund did not hold securities deemed as a Level 3.

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund's investments carried at fair value:

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/16
Assets:[1]
Common Stocks	$58,360,760	$ —	$ —	$58,360,760
Investment Companies	3,525,042	—	—	3,525,042
Short-Term Investments	9,062,148	—	—	9,062,148
U.S. Government and Agency Obligations	—	3,998,817	—	3,998,817
	$70,947,950	$3,998,817	$ —	$74,946,767
Liabilities:
Options Written	$1,609,028	$ —	$ —	$1,609,028
1 Please see the Portfolio of Investments for a listing of all securities within each category.

Madison Funds | September 30, 2016

Madison Strategic Sector Premium Fund Notes to Portfolio of Investments (unaudited)

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a Fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a Fund's financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Fund and their effect:

Derivatives not accounted for as hedging instruments	Liability Derivatives Fair Value
Equity contracts – Options written	$1,609,028

3. Federal Income Taxes: Information on the tax components of investments, excluding option contracts, as oF September 30, 2016, is as follows:

Cost	$77,966,514
Gross appreciation	840,159
Gross depreciation	(3,859,906)
Net depreciation	$(3,019,747)

4. Discussion of Risks: Please see the Fund's prospectus for a complete discussion of risks associated with investing in the Fund.

Equity Risk. The value of the securities held by the Fund may decline due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Option Risk. There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

When the Fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. While the Fund's potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire value of the stock.

Foreign Investment Risk. Investing in non-U.S. issuers may involve unique risks such as currency, political, and economic risks, as well as lower market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

Mid-Cap Company Risk. Mid-Cap companies often are newer or less established companies than larger companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of mid-cap companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general.

Industry Concentration Risk. To the extent that the Fund makes substantial investments in a single industry, the Fund will be more susceptible to adverse economic or regulatory occurrences affecting those sectors.

Fund Distribution Risk. In order to make regular quarterly distributions on its common shares, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment may not dictate such action. In addition, the Fund's ability to make distributions more frequently than annually from any net realized capital gains by the Fund is subject to the Fund obtaining exemptive relief from the Securities and Exchange Commission, which cannot be assured. To the extent the total quarterly distributions for a year exceed the Fund's net investment company income and net realized capital gain for that year, the excess will generally constitute a return of the Fund's capital to its common shareholders. Such return of capital distributions generally are tax-free up to the amount of a common shareholder's tax basis in the common shares (generally, the amount paid for the common shares). In addition, such excess distributions will decrease the Fund's total assets and may increase the Fund's expense ratio.

Madison Funds | September 30, 2016

Madison Strategic Sector Premium Fund Notes to Portfolio of Investments (unaudited)

Financial Leverage Risk. The Fund is authorized to utilize leverage through the issuance of preferred shares and/ or the Fund may borrow or issue debt securities for financial leveraging purposes and for temporary purposes such as settlement of transactions. Although the use of any financial leverage by the Fund may create an opportunity for increased net income, gains and capital appreciation for common shares, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on securities purchased with financial leverage proceeds are greater than the cost of financial leverage, the Fund's return will be greater than if financial leverage had not been used. Conversely, if the income or gain from the securities purchased with such proceeds does not cover the cost of financial leverage, the return to the Fund will be less than if financial leverage had not been used. Financial leverage also increases the likelihood of greater volatility of the NAV and market price of, and dividends on, the common shares than a comparable portfolio without leverage.

Recent Market Developments Risk. Global and domestic financial markets have periodically experienced periods of unprecedented turmoil. Recently, markets have witnessed more stabilized economic activity as expectations for an economic recovery increased. However, risks to a robust resumption of growth persist. A return to unfavorable economic conditions or sustained economic slowdown could adversely impact the Fund's portfolio. Financial market conditions, as well as various social and political tensions in the United States and around the world, may contribute to increased market volatility and have long-term effects on the United States and worldwide financial markets and cause further economic uncertainties or deterioration in the United States and worldwide. The Fund's Investment Adviser does not know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or similar events in the future on the United States and global economies and securities markets.

Cybersecurity Risk. The Fund is also subject to cybersecurity risk, which includes the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Fund, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The Fund, its shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The Fund cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the Fund. The Fund does monitor this risk closely.

Additional Risks. While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Fund, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Fund.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Strategic Sector Premium Fund

By: /s/ Lisa R. Lange
Lisa R. Lange, Chief Compliance Officer

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Katherine L. Frank
  Katherine L. Frank, Principal Executive Officer

Date:  November 28, 2016

By: /s/ Greg Hoppe
  Greg Hoppe, Principal Financial Officer

Date: November 28, 2016